UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-6499

Name of Fund:  BlackRock MuniYield California Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock MuniYield California Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


BlackRock MuniYield California Fund, Inc.


Schedule of Investments as of January 31, 2007                                                                     (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                         Value
California - 124.1%

   $    1,730   ABAG Finance Authority for Nonprofit Corporations, California, Revenue Refunding Bonds
                (Redwood Senior Homes and Services), 6% due 11/15/2022                                                $     1,874

        2,075   Antioch Area Public Facilities Financing Agency, California, Special Tax (Community Facilities
                District Number 1989-1), 5.70% due 8/01/2009 (a)(f)                                                         2,196

        2,820   Arcata, California, Joint Powers Financing Authority, Tax Allocation Revenue Refunding Bonds
                (Community Development Project Loan), Series A, 6% due 8/01/2023 (a)                                        2,825

        2,500   Bakersfield, California, COP, Refunding (Convention Center Expansion Project), 5.80% due
                4/01/2007 (b)(f)                                                                                            2,534

       10,000   Bay Area Toll Authority, California, Toll Bridge Revenue Refunding Bonds (San Francisco Bay Area),
                Series F, 5% due 4/01/2031                                                                                 10,587

        1,375   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente), RIB, Series 26,
                7.10% due 6/01/2022 (d)(h)                                                                                  1,490

        1,490   California Health Facilities Financing Authority, Revenue Refunding Bonds (Pomona Valley Hospital
                Medical Center), Series A, 5.625% due 7/01/2019 (b)                                                         1,530

        4,990   California Infrastructure and Economic Development Bank Revenue Bonds (J. David Gladstone Institute
                Project), 5.50% due 10/01/2022                                                                              5,301

        2,120   California Infrastructure and Economic Development Bank, Revenue Refunding Bonds (The Salvation
                Army - Western Territory), 5% due 9/01/2027 (a)                                                             2,246

        3,000   California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste
                Management Inc. Project), AMT, Series A-2, 5.40% due 4/01/2025                                              3,185

          420   California Rural Home Mortgage Finance Authority, Homebuyers Fund S/F Mortgage Revenue Bonds, AMT,
                Sub-Series FH-1, 5.50% due 8/01/2047                                                                          432

        2,000   California Rural Home Mortgage Finance Authority, Homebuyers Fund S/F Mortgage Revenue Bonds
                (Mortgage-Backed Security Program), AMT, Series A, 5.40% due 12/01/2036 (c)(n)                              2,115

           40   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-Backed
                Securities Program), AMT, Series B, 6.15% due 6/01/2020 (c)                                                    41

        5,000   California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Sub-Series A-3,
                4.60% due 12/01/2028                                                                                        4,971

        5,000   California State, GO, 5.125% due 4/01/2025                                                                  5,286

          205   California State, GO, 5.50% due 4/01/2030                                                                     223


Portfolio Abbreviations


To simplify the listings of BlackRock MuniYield California Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
GO       General Obligation Bonds
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
RIB      Residual Interest Bonds
S/F      Single-Family



BlackRock MuniYield California Fund, Inc.


Schedule of Investments as of January 31, 2007 (concluded)                                                         (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                         Value
California (concluded)

    $     620   California State, GO, Refunding, 5.75% due 5/01/2030                                                  $       658

        2,785   California State, GO, Refunding (Veterans), AMT, Series BJ, 5.70% due 12/01/2032                            2,843

        2,000   California State Public Works Board, Lease Revenue Bonds (California State University), Series C,
                5.40% due 10/01/2022 (b)                                                                                    2,058

        5,000   California State Public Works Board, Lease Revenue Bonds (Department of Corrections), Series C,
                5.50% due 6/01/2023                                                                                         5,447

        4,000   California State Public Works Board, Lease Revenue Bonds (Department of Health Services), Series A,
                5.75% due 11/01/2009 (b)(f)                                                                                 4,257

       17,000   California State Public Works Board, Lease Revenue Bonds (Various Community College Projects),
                Series A, 5.625% due 3/01/2016 (a)                                                                         17,349

        6,850   California State, Various Purpose, GO, 5.50% due 11/01/2033                                                 7,439

        5,250   California Statewide Communities Development Authority, COP (John Muir/Mount Diablo Health System),
                5.125% due 8/15/2022 (b)                                                                                    5,384

        3,270   California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial
                Health Services), Series A, 6% due 10/01/2023                                                               3,607

        3,000   California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial
                Health Services), Series A, 5.50% due 10/01/2033                                                            3,163

        6,975   California Statewide Communities Development Authority, Revenue Refunding Bonds (Kaiser Hospital
                Asset Management, Inc.), Series C, 5.25% due 8/01/2031                                                      7,381

        7,000   California Statewide Communities Development Authority, Revenue Refunding Bonds (Kaiser Permanente),
                Series A, 5% due 4/01/2031                                                                                  7,254

        2,380   California Statewide Communities Development Authority, Water Revenue Bonds (Pooled Financing
                Program), Series C, 5.25% due 10/01/2028 (d)                                                                2,531

        2,000   Chino Basin, California, Regional Financing Authority Revenue Bonds (Inland Empire Utility Agency
                Sewer Project), 5.75% due 11/01/2009 (b)(f)                                                                 2,129

        5,000   Chula Vista, California, IDR, Refunding (San Diego Gas & Electric Co.), AMT, Series C, 5.25% due
                12/01/2027                                                                                                  5,334

        2,705   Contra Costa County, California, Public Financing Lease Revenue Refunding Bonds (Various Capital
                Facilities), Series A, 5.30% due 8/01/2020 (b)                                                              2,786

        3,750   Cucamonga, California, County Water District, COP, 5.125% due 9/01/2035 (e)                                 3,932

        2,500   Davis, California, Joint Unified School District, Community Facilities District, Special Tax
                Refunding Bonds, Number 1, 5.50% due 8/15/2021 (b)                                                          2,523

        7,000   Fontana Unified School District, California, GO, Series A, 5.25% due 8/01/2028 (d)                          7,511

        4,000   Fremont, California, Unified School District, Alameda County, GO (Election of 2002), Series B, 5%
                due 8/01/2030 (d)                                                                                           4,224

        3,650   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds,
                Series A-4, 7.80% due 6/01/2042                                                                             4,434

        9,390   Grant Joint Union High School District, California, GO (Election of 2006), 5% due 8/01/2029 (d)             9,857

        5,595   Grossmont-Cuyamaca Community College District, California, GO (Election of 2002), Series B, 5% due
                8/01/2029 (e)                                                                                               5,916

        5,000   Industry, California, Urban Development Agency, Tax Allocation Refunding Bonds (Civic-Recreational-
                Industrial Redevelopment Project Number 1), 5.50% due 5/01/2020 (b)                                         5,101

       14,915   Industry, California, Urban Development Agency, Tax Allocation Refunding Bonds (Civic-Recreational-
                Industrial Redevelopment Project Number 1), 5.50% due 5/01/2021 (b)                                        15,231

        4,745   Las Virgenes, California, Unified School District, GO, Series A, 5% due 8/01/2028 (d)                       5,040

        2,000   Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20% due 11/01/2031 (a)               2,172

        7,000   Los Angeles, California, Wastewater System Revenue Bonds, Series A, 5% due 6/01/2008 (e)(f)                 7,197

        4,500   Los Angeles, California, Wastewater System, Revenue Refunding Bonds, Subordinate Series A, 5% due
                6/01/2027 (b)                                                                                               4,698

        3,780   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding
                Bonds, Proposition A, First Tier Senior-Series A, 5% due 7/01/2027 (a)                                      3,992

        5,000   Los Angeles County, California, Public Works Financing Authority, Lease Revenue Bonds (Multiple
                Capital Facilities Project VI), Series A, 5.625% due 5/01/2010 (a)(f)                                       5,307

        2,550   Los Angeles County, California, Sanitation Districts Financing Authority, Revenue Refunding Bonds
                (Capital Projects - District Number 14), Sub-Series B, 5% due 10/01/2030 (e)                                2,695

        1,000   Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series A, 5% due
                7/01/2030 (d)                                                                                               1,055

        8,705   Modesto, California, Wastewater Treatment Facilities Revenue Bonds, 5.625% due 11/01/2007 (b)(f)            8,923

        7,570   Morgan Hill, California, Unified School District, GO, 5% due 8/01/2026 (e)(g)(k)                            3,191

        6,675   Murrieta Valley, California, Unified School District, Public Financing Authority, Special Tax
                Revenue Bonds, Series A, 5.125% due 9/01/2026 (m)                                                           7,141

        6,240   Oakland, California, Alameda County Unified School District, GO (Election of 2000), 5% due
                8/01/2027 (b)                                                                                               6,575

        3,290   Oakland, California, Alameda County Unified School District, GO, Series F, 5.50% due 8/01/2017 (b)          3,476

        3,770   Oakland, California, Alameda County Unified School District, GO, Series F, 5.50% due 8/01/2018 (b)          3,978

        5,250   Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (e)                                   5,466

        3,000   Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk Sewer and Headworks
                Projects), Series A, 5.25% due 6/01/2034 (e)                                                                3,213

        1,000   Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds (Convention Center
                Project), Series A, 5.50% due 11/01/2035 (b)                                                                1,105

        2,000   Peralta, California, Community College District, GO (Election of 2000), Series D, 5% due 8/01/2030 (d)      2,109

        1,750   Pleasant Valley, California, School District, Ventura County, GO, Series C, 5.75% due 8/01/2025 (b)(g)      1,836

       10,600   Port of Oakland, California, Port Revenue Refunding Bonds, Series I, 5.40% due 11/01/2017 (b)              10,938

        4,315   Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Rancho
                Redevelopment Project), 5.25% due 9/01/2020 (d)                                                             4,491

        2,345   Richmond, California, Redevelopment Agency, Tax Allocation, Refunding Bonds (Harbour Redevelopment
                Project), Series A, 5.50% due 7/01/2018 (b)                                                                 2,445

        5,000   Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds, Series L,
                5.125% due 7/01/2022 (b)                                                                                    5,122

        2,500   Sacramento, California, Municipal Utility District Financing Authority, Revenue Bonds (Consumers
                Project), 5.125% due 7/01/2029 (b)                                                                          2,688

        6,775   Sacramento County, California, Sanitation District Financing Authority, Revenue Refunding Bonds
                (County Sanitation District Number 1), 5% due 8/01/2035 (b)                                                 7,159

        3,455   Sacramento County, California, Sanitation District Financing Authority, Revenue Refunding Bonds,
                Series A,  5.60% due 12/01/2017                                                                             3,460

        2,110   Salinas Valley, California, Solid Waste Authority, Revenue Refunding Bonds, AMT, 5.125% due
                8/01/2022 (a)                                                                                               2,191

        8,000   San Bernardino, California, City Unified School District, GO, Refunding, Series A, 5.875% due
                8/01/2009 (e)(f)                                                                                            8,501

        3,000   San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds (Department of
                Transportation Lease), Series A, 5.50% due 12/01/2020 (b)                                                   3,034

        5,010   San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5% due
                5/01/2031 (d)                                                                                               5,255

        6,000   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding Bonds,
                Series A, 5% due 7/01/2030 (b)                                                                              6,342

        1,720   San Francisco, California, City and County Educational Facilities, GO (Community College), Series A,
                5.75% due 6/15/2008 (f)                                                                                     1,802

        1,310   San Francisco, California, City and County Zoo Facilities, GO, Series B, 5.75% due 6/15/2008 (f)            1,372

        4,615   San Jose, California, Airport Revenue Bonds, Series D, 5% due 3/01/2028 (b)                                 4,813

        1,855   San Jose, California, Unified School District, Santa Clara County, GO (Election of 2002), Series B,
                5% due 8/01/2029 (e)                                                                                        1,962

       10,005   San Jose-Evergreen, California, Community College District, Capital Appreciation, GO (Election of
                2004), Refunding, Series A, 5.12% due 9/01/2023 (b)(k)                                                      4,557

        5,000   San Juan, California, Unified School District, GO (Election of 2002), 5% due 8/01/2028 (b)                  5,226

        2,020   Santa Clara, California, Unified School District, GO, 5.50% due 7/01/2021 (e)                               2,147

        3,500   Santa Clara County, California, Housing Authority, M/F Housing Revenue Bonds (John Burns Gardens
                Apartments Project), AMT, Series A, 6% due 8/01/2041                                                        3,711

        2,170   Santa Clarita, California, Community College District, GO (Election 2001), 5% due 8/01/2028 (d)             2,293

        4,000   Santa Monica, California, Community College District, GO (Election of 2004), Series A, 5% due
                5/01/2015 (b)(f)                                                                                            4,218

        4,000   Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake Recovery
                Redevelopment Project), 6% due 7/01/2009 (a)(f)                                                             4,255

        2,500   Sequoia, California, Unified High School District, GO, Refunding, 5% due 7/01/2028 (d)                      2,654

        1,675   Shasta-Tehama-Trinity Joint Community College District, California, GO (Election of 2002),
                Series B, 5.25% due 8/01/2024 (d)                                                                           1,828

        6,875   Sonoma County, California, Junior College District, GO (Election 2002), Refunding, Series B, 5%
                due 8/01/2028 (d)                                                                                           7,265

        2,265   South Bayside, California, Waste Management Authority, Waste System Revenue Bonds, 5.75% due
                3/01/2020 (a)                                                                                               2,394

        1,600   Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System Capital
                Improvement Projects), Series A, 5% due 10/01/2031 (b)                                                      1,690

        2,930   Stockton, California, Public Financing Revenue Bonds (Redevelopment Projects), Series A, 5.25%
                due 9/01/2034 (i)                                                                                           3,109

        3,235   Taft, California, Public Financing Authority, Lease Revenue Bonds (Community Correctional Facility),
                Series A, 6.05% due 1/01/2017 (b)                                                                           3,425

        1,310   Torrance, California, Hospital Revenue Refunding Bonds (Torrance Memorial Medical Center), Series A,
                6% due 6/01/2022                                                                                            1,415

        1,000   Ventura, California, Unified School District, GO (Election of 1997), Series H, 5.125% due 8/01/2034 (d)     1,060

        3,990   Vernon, California, Electric System Revenue Bonds (Malburg Generating Station Project), 5.50% due
                4/01/2008 (f)                                                                                               4,077

        5,000   Vista, California, Joint Powers Financing Authority, Lease Revenue Refunding Bonds, 5.625% due
                5/01/2016 (b)                                                                                               5,123


Puerto Rico - 3.0%

        2,500   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030                             2,680

        6,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due 7/01/2029                  6,787


U.S. Virgin Islands - 1.1%

        3,000   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker Project),
                AMT, 6.50% due 7/01/2021                                                                                    3,376

                Total Municipal Bonds (Cost - $394,500) - 128.2%                                                          409,219



                Municipal Bonds Held in Trust (o)
California - 39.2%

        9,000   Anaheim, California, Public Financing Authority, Electric System District Facilities Revenue Bonds,
                Series A, 5% due 10/01/2031 (d)                                                                             9,382

        7,250   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente), Series A, 5.50%
                due 6/01/2022 (d)(g)                                                                                        7,552

       10,210   Contra Costa County, California, Community College District, GO (Election of 2002), 5% due
                8/01/2030 (d)                                                                                              10,724

        6,020   La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A, 5.125% due
                9/01/2034 (a)                                                                                               6,385

       13,500   Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (a)                       14,470

       10,460   Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding Bonds (Project
                Area Number 2), Series A, 5.125% due 8/01/2036 (a)                                                         11,186

       11,615   Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375% due 11/01/2027 (e)             12,299

       16,000   Sacramento, California, Municipal Utility District Financing Authority, Revenue Bonds (Consumers
                Project), 5.125% due 7/01/2029 (b)                                                                         17,205

       20,710   San Diego, California, Certificates of Undivided Interest Revenue Bonds (Water Utility Fund), 5.20%
                due 8/01/2024 (e)                                                                                          21,290

        5,430   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding Bonds,
                Series A, 5% due 7/01/2034 (b)                                                                              5,735

        8,490   University of California, Limited Project Revenue Bonds, Series B, 5% due 5/15/2033 (d)                     8,913

                Total Municipal Bonds Held in Trust (Cost - $123,154) - 39.2%                                             125,141



       Shares
         Held   Short-Term Securities
       15,961   CMA California Municipal Money Fund, 2.99% (j)(l)                                                          15,961

                Total Short-Term Securities (Cost - $15,961) - 5.0%                                                        15,961

                Total Investments (Cost - $533,615*) - 172.4%                                                             550,321
                Other Assets Less Liabilities - 1.1%                                                                        3,693
                Liability for Trust Certificates, Including Interest Expense Payable - (18.7%)                           (59,604)
                Preferred Stock, at Redemption Value - (54.8%)                                                          (175,109)
                                                                                                                      -----------
                Net Assets Applicable to Common Stock - 100.0%                                                        $   319,301
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $        474,579
                                                   ================
    Gross unrealized appreciation                  $         16,713
    Gross unrealized depreciation                             (314)
                                                   ----------------
    Net unrealized appreciation                    $         16,399
                                                   ================

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FNMA/GNMA Collateralized.

(d) FSA Insured.

(e) FGIC Insured.

(f) Prerefunded.

(g) Escrowed to maturity.

(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(i) Radian Insured.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net            Dividend
    Affiliate                                     Activity          Income

    CMA California Municipal Money Fund            11,968            $106


(k) Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase.

(l) Represents the current yield as of January 31, 2007.

(m) Assured Guaranty Insured.

(n) FHLMC Collateralized.

(o) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield California Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield California Fund, Inc.


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield California Fund, Inc.


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniYield California Fund, Inc.


Date:  March 26, 2007